Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Goodwill and other intangible assets	$ 1,155	$ 1,042
Property, plant and equipment	148	146
Right-of-use assets	269	276
Investment in associates and joint ventures	55	51
Retirement benefit assets	3	3
Other financial assets	211	212
Derivative financial instruments	120	4
Deferred compensation plan investments	316	286
Non-current other receivables	19	35
Deferred tax assets	146	122
Contract costs	103	90
Contract assets	751	612
Total non-current assets	3,296	2,879
Inventories	5	4
Trade and other receivables	833	785
Current tax receivable	27	22
Other financial assets	3	7
Cash and cash equivalents	1,129	1,008
Contract costs	5	5
Contract assets	47	38
Total current assets	2,049	1,869
Total assets	5,345	4,748
LIABILITIES
Loans and other borrowings	(478)	(398)
Lease liabilities	(28)	(26)
Trade and other payables	(676)	(650)
Deferred revenue	(829)	(766)
Provisions	(21)	(22)
Insurance liabilities	(16)	(14)
Tax payable	(52)	(52)
Total current liabilities	(2,100)	(1,928)
Loans and other borrowings	(3,723)	(2,876)
Lease liabilities	(378)	(388)
Derivative financial instruments	(12)	(78)
Retirement benefit obligations	(69)	(68)
Deferred compensation plan liabilities	(316)	(286)
Trade and other payables	(69)	(78)
Deferred revenue	(1,340)	(1,294)
Provisions	(22)	(17)
Insurance liabilities	(29)	(25)
Deferred tax liabilities	(17)	(18)
Tax payable	(6)	0
Total non-current liabilities	(5,981)	(5,128)
Total liabilities	(8,081)	(7,056)
Net liabilities	(2,736)	(2,308)
EQUITY
IHG shareholders’ equity	(2,741)	(2,312)
Non-controlling interest	5	4
Total equity	$ (2,736)	$ (2,308)